Other Current Assets (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Other Current Assets

Note 6 – Other Current Assets

Other current assets included the following as of June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018
Security deposit	$4,518	$4,494
Prepaid expenses	67,350	30,850
Other receivables	64,911	-
Total	$136,779	$35,344

OWP Ventures, Inc. [Member]
Other Current Assets	Note 8 – Other Current Assets Other current assets included the following as of December 31, 2018:
December 31,
2018
Security deposit	$4,494
Prepaid expenses	30,850
$35,344